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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07324
                                   ---------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 285 Wilmington-West Chester Pike      Chadds Ford, Pennsylvania      19317
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                with a copy to:
                              John H. Lively, Esq.
                          Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                          Kansas City, Missouri 64112

Registrant's telephone number, including area code:  (610) 558-2800
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            -------------------------

Date of reporting period:       January 31, 2009
                            -------------------------

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.8%
   HOTELS, RESTAURANTS & LEISURE - 1.6%
       Wynn Resorts Ltd. * (a)                          172,092    $  5,176,527
                                                                   ------------
   MEDIA - 3.7%
      Comcast Corp. - Special Class A                   487,441       6,765,681
      Liberty Media Corp. - Entertainment - Series A *  301,628       5,534,874
                                                                   ------------
                                                                     12,300,555
                                                                   ------------
   SPECIALTY RETAIL - 4.5%
      Best Buy Co., Inc.                                171,990       4,819,160
      TJX Cos., Inc. (The)                              311,300       6,045,446
      Urban Outfitters, Inc. *                          274,705       4,279,904
                                                                   ------------
                                                                     15,144,510
                                                                   ------------
CONSUMER STAPLES - 6.2%
   FOOD & STAPLES RETAILING - 3.2%
      CVS Caremark Corp.                                394,360      10,600,397
                                                                   ------------
   FOOD PRODUCTS - 3.0%
      Dean Foods Co. *                                  179,330       3,468,242
      General Mills, Inc.                               109,900       6,500,585
                                                                   ------------
                                                                      9,968,827
                                                                   ------------
ENERGY - 5.1%
   ENERGY EQUIPMENT & SERVICES - 1.5%
      Transocean Ltd. *                                  90,705       4,954,307
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 3.6%
      Anadarko Petroleum Corp.                          168,865       6,204,100
      Chevron Corp.                                      85,730       6,045,680
                                                                   ------------
                                                                     12,249,780
                                                                   ------------
FINANCIALS - 11.0%
   CAPITAL MARKETS - 2.2%
      Goldman Sachs Group, Inc. (The)                    90,196       7,281,523
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 5.4%
      Bank of America Corp.                           1,234,868       8,125,431
      CME Group, Inc.                                    34,310       5,966,852
      JPMorgan Chase & Co.                              157,195       4,010,045
                                                                   ------------
                                                                     18,102,328
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.4% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.0% (CONTINUED)
   INSURANCE - 3.4%
      Aon Corp.                                         147,125    $  5,450,981
      MetLife, Inc.                                     210,750       6,054,848
                                                                   ------------
                                                                     11,505,829
                                                                   ------------
HEALTH CARE - 26.9%
   BIOTECHNOLOGY - 7.0%
      Genentech, Inc. *                                 123,030       9,994,957
      Gilead Sciences, Inc. *                           261,375      13,270,009
                                                                   ------------
                                                                     23,264,966
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
      Baxter International, Inc.                        143,680       8,426,832
      Boston Scientific Corp. *                         825,630       7,323,338
                                                                   ------------
                                                                     15,750,170
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 10.0%
      Express Scripts, Inc. *                           138,651       7,453,878
      Humana, Inc. *                                    458,192      17,379,222
      McKesson Corp.                                    196,030       8,664,526
                                                                   ------------
                                                                     33,497,626
                                                                   ------------
   PHARMACEUTICALS - 5.2%
      Abbott Laboratories                               146,960       8,147,462
      Teva Pharmaceutical Industries Ltd. - ADR         220,035       9,120,451
                                                                   ------------
                                                                     17,267,913
                                                                   ------------
INDUSTRIALS - 5.9%
   AEROSPACE & DEFENSE - 1.9%
      Precision Castparts Corp.                          98,325       6,386,209
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 2.9%
      Fluor Corp.                                       171,200       6,659,680
      URS Corp. *                                        88,700       3,020,235
                                                                   ------------
                                                                      9,679,915
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 1.1%
      McDermott International, Inc. *                   368,535       3,821,708
                                                                   ------------
INFORMATION TECHNOLOGY - 30.0%
   COMMUNICATIONS EQUIPMENT - 5.7%
      Corning, Inc.                                     461,044       4,661,155
      QUALCOMM, Inc.                                    235,364       8,131,826
      Research In Motion Ltd. *                         109,017       6,039,542
                                                                   ------------
                                                                     18,832,523
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.4% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 30.0% (CONTINUED)
   COMPUTERS & PERIPHERALS - 6.1%
      Apple, Inc. *                                      85,535    $  7,709,270
      Hewlett-Packard Co.                               368,910      12,819,622
                                                                   ------------
                                                                     20,528,892
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 2.8%
      Google, Inc. - Class A *                           27,479       9,302,466
                                                                   ------------
   IT SERVICES - 5.8%
      Accenture Ltd. - Class A                          263,069       8,302,458
      MasterCard, Inc. - Class A                         80,279      10,900,282
                                                                   ------------
                                                                     19,202,740
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
      Intel Corp.                                       394,100       5,083,890
      MEMC Electronic Materials, Inc. *                 421,335       5,730,156
                                                                   ------------
                                                                     10,814,046
                                                                   ------------
   SOFTWARE - 6.4%
      Activision Blizzard, Inc. *                       841,575       7,372,197
      Oracle Corp. *                                    584,685       9,840,249
      salesforce.com, inc. *                            155,725       4,143,842
                                                                   ------------
                                                                     21,356,288
                                                                   ------------
MATERIALS - 4.5%
   CHEMICALS - 4.5%
      Monsanto Co.                                      198,289      15,081,861
                                                                   ------------

TOTAL COMMON STOCKS (Cost $515,547,419)                            $332,071,906
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.0%                                SHARES        VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.84% (b) (Cost $3,222,549)   3,222,549    $  3,222,549
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.4% (Cost $518,769,968)            $335,294,455

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                       (1,383,407)
                                                                   ------------

NET ASSETS - 100.0%                                                $333,911,048
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.
(a)   Security on loan, in part.
(b) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedule of investments.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Chesapeake Core Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

      Tax cost of portfolio investments                     $ 524,852,303
                                                            =============

      Gross unrealized appreciation                         $   8,040,174
      Gross unrealized depreciation                          (197,598,022)
                                                            -------------

      Net unrealized depreciation                           $(189,557,848)
                                                            =============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.1%
   HOTELS, RESTAURANTS & LEISURE - 1.1%
      Wynn Resorts Ltd. *                                 3,210    $     96,557
                                                                   ------------
   MEDIA - 5.9%
      DIRECTV Group, Inc. (The) *                        12,260         268,494
      Dreamworks Animation SKG, Inc. - Class A *         10,625         233,219
                                                                   ------------
                                                                        501,713
                                                                   ------------
   SPECIALTY RETAIL - 6.1%
      Best Buy Co., Inc.                                  7,000         196,140
      GameStop Corp. - Class A *                          6,200         153,636
      Urban Outfitters, Inc. *                           10,780         167,952
                                                                   ------------
                                                                        517,728
                                                                   ------------
CONSUMER STAPLES - 2.7%
   FOOD PRODUCTS - 2.7%
      Dean Foods Co. *                                   11,600         224,344
                                                                   ------------
ENERGY - 7.1%
   OIL, GAS & CONSUMABLE FUELS - 7.1%
      Anadarko Petroleum Corp.                            3,530         129,692
      Goodrich Petroleum Corp. *                          9,255         267,469
      Range Resources Corp.                               5,790         207,514
                                                                   ------------
                                                                        604,675
                                                                   ------------
FINANCIALS - 11.8%
   CAPITAL MARKETS - 3.5%
      Goldman Sachs Group, Inc. (The)                     1,757         141,843
      T. Rowe Price Group, Inc.                           5,520         152,241
                                                                   ------------
                                                                        294,084
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 3.5%
      Bank of America Corp.                              24,642         162,144
      CME Group, Inc.                                       772         134,259
                                                                   ------------
                                                                        296,403
                                                                   ------------
   INSURANCE - 4.8%
      CastlePoint Holdings Ltd.                          30,310         411,610
                                                                   ------------
HEALTH CARE - 13.6%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
      ResMed, Inc. *                                      4,355         173,765
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.5% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.6% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 8.7%
      Express Scripts, Inc. *                             4,440    $    238,694
      HealthSpring, Inc. *                                8,900         155,038
      Humana, Inc. *                                      9,060         343,646
                                                                   ------------
                                                                        737,378
                                                                   ------------
   PHARMACEUTICALS - 2.8%
      Teva Pharmaceutical Industries Ltd. - ADR           5,805         240,617
                                                                   ------------
INDUSTRIALS - 7.3%
   AEROSPACE & DEFENSE - 1.5%
      Precision Castparts Corp.                           1,905         123,730
                                                                   ------------
   AIRLINES - 1.9%
      Continental Airlines, Inc. - Class B *             12,315         165,883
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.9%
      URS Corp. *                                         2,185          74,399
                                                                   ------------
   MACHINERY - 3.0%
      ESCO Technologies, Inc. *                           7,265         257,472
                                                                   ------------
INFORMATION TECHNOLOGY - 35.2%
   COMMUNICATIONS EQUIPMENT - 4.3%
      Corning, Inc.                                       8,515          86,087
      QUALCOMM, Inc.                                      8,070         278,818
                                                                   ------------
                                                                        364,905
                                                                   ------------
   COMPUTERS & PERIPHERALS - 3.7%
      Apple, Inc. *                                       1,935         174,402
      Hewlett-Packard Co.                                 4,140         143,865
                                                                   ------------
                                                                        318,267
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 10.9%
      Constant Contact, Inc. *                           19,733         301,323
      Equinix, Inc. *                                     2,525         134,709
      Google, Inc. - Class A *                            1,035         350,378
      Vocus, Inc. *                                       9,305         141,994
                                                                   ------------
                                                                        928,404
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.5% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 35.2% (CONTINUED)
   IT SERVICES - 4.0%
      Accenture Ltd. - Class A                            5,644    $    178,125
      MasterCard, Inc. - Class A                          1,181         160,356
                                                                   ------------
                                                                        338,481
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
      MEMC Electronic Materials, Inc. *                  10,510         142,936
      Tessera Technologies, Inc. *                       11,590         136,298
                                                                   ------------
                                                                        279,234
                                                                   ------------
   SOFTWARE - 9.0%
      Activision Blizzard, Inc. *                         9,576          83,886
      BMC Software, Inc. *                                9,570         242,408
      Factset Research Systems, Inc.                      2,215          88,157
      MICROS Systems, Inc. *                              7,960         114,624
      Net 1 UEPS Technologies, Inc. *                     9,430         126,645
      salesforce.com, inc. *                              4,005         106,573
                                                                   ------------
                                                                        762,293
                                                                   ------------
MATERIALS - 6.9%
   CHEMICALS - 3.8%
      Monsanto Co.                                        4,285         325,917
                                                                   ------------
   CONTAINERS & PACKAGING - 3.1%
      Crown Holdings, Inc. *                             14,005         262,594
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.8%
   WIRELESS TELECOMMUNICATION SERVICES - 1.8%
      Millicom International Cellular S.A. *              3,915         153,311
                                                                   ------------

TOTAL COMMON STOCKS (Cost $11,815,595)                             $  8,453,764
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.1%                                SHARES        VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Money Market Fund -
   Institutional Class, 0.84% (a) (Cost $6,077)           6,077    $      6,077
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $11,821,672)              $  8,459,841

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             36,437
                                                                   ------------

NET ASSETS - 100.0%                                                $  8,496,278
                                                                   ============

ADR - American Depositary Receipt.

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedule of investments.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Chesapeake Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sales price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

      Tax cost of portfolio investments                      $ 11,833,234
                                                             ============

      Gross unrealized appreciation                          $    521,474
      Gross unrealized depreciation                            (3,894,867)
                                                             ------------

      Net unrealized depreciation                            $ (3,373,393)
                                                             ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*       /s/ W. Whitfield Gardner
                              --------------------------------------------------
                                W. Whitfield Gardner, Chairman and Chief
                                Executive Officer (Principal Executive Officer)

Date          March 3, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ W. Whitfield Gardner
                              --------------------------------------------------
                                W. Whitfield Gardner, Chairman and Chief
                                Executive Officer (Principal Executive Officer)

Date          March 3, 2009
         --------------------------

By (Signature and Title)*       /s/ Mark J. Seger
                              --------------------------------------------------
                                Mark J. Seger, Treasurer (Principal Financial
                                Officer)

Date          March 3, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.